Borrowings	12 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
BORROWINGS

14. BORROWINGS

As of September 30, 2023 and 2024, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

	Interest	Borrowing	Maturity	As of September 30,
Creditors	Rate	date	date	2023	2024
Bank of Jiangsu (1)	6.09%	12/15/2022	12/14/2023	$109,649	$-
Bank of Jiangsu (1)	5.80%	1/25/2024	1/25/2025	-	113,999
Bank of Jiangsu	3.95%	8/31/2022	8/30/2024	274,123	-
Bank of Jiangsu (2)	3.30%	8/30/2024	8/27/2025	-	997,492
Bank of Jiangsu (3)	3.80%	12/19/2023	12/15/2024	-	569,995
Bank of Nanjing (4)	3.50%	9/11/2024	9/9/2025	-	712,494
Agricultural Bank of China	4.10%	3/24/2023	3/23/2024	616,776	-
Agricultural Bank of China (5)	3.20%	6/26/2024	6/16/2025	-	1,424,989
Agricultural Bank of China (6)	3.05%	12/29/2023	12/21/2024	-	1,367,989
Total short-term borrowings				$1,000,548	$5,186,958
Bank of Jiangnan (7)	4.80%	6/27/2023	6/21/2030	-	634,120
Total long-term borrowings, current				$-	$634,120
Bank of Jiangnan (7)	4.80%	6/27/2023	6/21/2030	4,385,965	3,925,844
Bank of Jiangnan (7)	4.80%	11/15/2023	6/21/2030	-	1,823,985
Bank of Jiangnan (7)	4.80%	2/5/2024	6/21/2030	-	984,667
Bank of Jiangnan (7)	4.80%	7/18/2024	6/21/2030	-	726,744
Total long-term borrowings, non-current				$4,385,965	$7,461,240
Total borrowings				$5,386,513	$13,282,318

(1)	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 3, 2023, Changzhou EZGO withdrew RMB800,000 ($109,649) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months, which was fully repaid as matured. On January 25, 2024, Changzhou EZGO withdrew another RMB800,000 ($113,999) from this line of credit, with an effective annual interest rate of 5.80% and a term of 12 months.

(2)	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an effective annual interest rate of 3.30% and a term of 12 months, which was guaranteed by Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.

(3)	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an effective annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Feng Xiao, the legal representative of Changzhou Higgs.

(4)	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an effective annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer of the Company, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.

(5)	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an effective annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Jianhui Ye.

(6)	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an effective annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK.

(7)	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an effective annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries, which will mature on June 21, 2030. On June 27, 2023, November 15, 2023, February 6, 2024, and July 18, 2024, Jiangsu New Energy withdrew RMB32,000,000 ($4,559,964), RMB12,800,000 ($1,823,985), RMB5,100,000 ($726,744) and RMB6,910,000 ($984,667) from this loan facility, respectively. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of September 30, 2024:

Borrowing date	Repayment amount
6/30/2025	$634,120
12/31/2025	827,918
6/30/2026	827,918
12/31/2026	829,343
6/30/2027	829,343
12/31/2027	829,343
6/30/2028	829,343
12/31/2028	829,343
6/30/2029	829,343
12/31/2029	829,346

For the years ended September 30, 2022, 2023 and 2024, the Company recorded interest expenses of $105,430, $72,113 and $93,442, respectively. For the years ended September 30, 2023 and 2024, $33,270 and $320,361 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant respectively.